Deferred Revenue - Summary of Deferred Revenue (Detail) - EUR (€) € in Thousands	Jun. 30, 2019	Dec. 31, 2018
Disclosure of deferred income [abstract]
Deferred revenue - current portion	€ 17,208	€ 16,934
Deferred revenue	89,666	97,675
Total deferred revenue	€ 106,874	€ 114,609